CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Condensed Consolidating Balance Sheets

	December 31, 2018
(in thousands)	Subsidiary Guarantors	Subsidiary Non-Guarantors	Canada SPV	CURO	Eliminations	CURO Consolidated
Assets:
Cash	$42,403	$18,772	$—	$—	$—	$61,175
Restricted cash	9,993	2,606	12,840	—	—	25,439
Loans receivable, net	304,542	56,805	136,187	—	—	497,534
Deferred income taxes	—	1,534	—	—	—	1,534
Income taxes receivable	7,190	—	—	9,551	—	16,741
Prepaid expenses and other	37,866	5,722	—	—	—	43,588
Property and equipment, net	47,918	28,832	—	—	—	76,750
Goodwill	91,131	28,150	—	—	—	119,281
Other intangibles, net	8,418	21,366	—	—	—	29,784
Intercompany receivable	77,009	—	—	—	(77,009)	—
Investment in subsidiaries	—	—	—	(101,665)	101,665	—
Other	12,253	677	—	—	—	12,930
Assets from discontinued operations	—	2,406	—	—	32,455	34,861
Total assets	$638,723	$166,870	$149,027	$(92,114)	$57,111	$919,617
Liabilities and Stockholders' equity:
Accounts payable and accrued liabilities	$38,240	$5,734	$4,980	$192	$—	$49,146
Deferred revenue	5,981	3,462	40	—	—	9,483
Income taxes payable	—	1,579	—	—	—	1,579
Accrued interest	149	—	831	19,924	—	20,904
Payable to CURO	768,345	—	—	(768,345)	—	—
CSO guarantee liability	12,007	—	—	—	—	12,007
Deferred rent	9,559	1,292	—	—	—	10,851
Long-term debt (excluding current maturities)	20,000	—	107,479	676,661	—	804,140
Subordinated shareholder debt	—	2,196	—	—	—	2,196
Intercompany payable	—	224	44,330	—	(44,554)	—
Other long-term liabilities	4,967	833	—	—	—	5,800
Deferred tax liabilities	15,175	—	—	(1,445)	—	13,730
Liabilities from discontinued operations	—	8,882	—	—	—	8,882
Total liabilities	874,423	24,202	157,660	(73,013)	(44,554)	938,718
Stockholders' equity	(235,700)	142,668	(8,633)	(19,101)	101,665	(19,101)
Total liabilities and stockholders' equity	$638,723	$166,870	$149,027	$(92,114)	$57,111	$919,617

	December 31, 2017
(in thousands)	CFTC (1)	CURO Intermediate (1)	Subsidiary Guarantors	Subsidiary Non-Guarantors	SPV Subs (1)	Eliminations	Consolidated	CURO	Eliminations	CURO Consolidated
Assets:
Cash	$—	$—	$117,379	$36,024	$—	$—	$153,403	$80	$—	$153,483
Restricted cash	—	—	1,677	—	6,871	—	8,548	—	—	8,548
Loans receivable, net	—	—	84,912	96,502	167,706	—	349,120	—	—	349,120
Deferred income taxes	—	2,154	(4,646)	3,502	—	—	1,010	(238)	—	772
Income taxes receivable	—	—	—	—	—	—	—	3,455	—	3,455
Prepaid expenses and other	—	—	38,277	2,214	—	—	40,491	882	—	41,373
Property and equipment, net	—	—	52,627	32,924	—	—	85,551	—	—	85,551
Goodwill	—	—	91,131	30,516	—	—	121,647	—	—	121,647
Other intangibles, net	16	—	5,418	23,233	—	—	28,667	—	—	28,667
Intercompany receivable	—	7,289	33,062	—	—	(40,351)	—	—	—	—
Investment in subsidiaries	(14,504)	899,371	—	—	—	(884,867)	—	(84,889)	84,889	—
Other	5,713	—	3,017	743	—	—	9,473	—	—	9,473
Assets from discontinued operations	—	—	—	57,642	—	—	57,642	—	—	57,642
Total assets	$(8,775)	$908,814	$422,854	$283,300	$174,577	$(925,218)	$855,552	$(80,710)	$84,889	$859,731
Liabilities and Stockholders' equity:
Accounts payable and accrued liabilities	$2,606	$13	$35,753	$9,437	$12	$—	$47,821	$1,454	$—	$49,275
Deferred revenue	—	—	6,529	4,912	—	—	11,441	—	—	11,441
Income taxes payable	(49,738)	69,302	(18,450)	2,077	—	—	3,191	—	—	3,191
Accrued interest	24,201	—	—	—	1,266	—	25,467	—	—	25,467
Payable to CURO	184,348	—	(95,048)	—	—	—	89,300	(89,300)	—	—
CSO guarantee liability	—	—	17,795	—	—	—	17,795	—	—	17,795
Deferred rent	—	—	9,896	1,281	—	—	11,177	—	—	11,177
Long-term debt (excluding current maturities)	585,823	—	—	—	120,402	—	706,225	—	—	706,225
Subordinated shareholder debt	—	—	—	2,381	—	—	2,381	—	—	2,381
Intercompany payable	(668,536)	876,869	(124,332)	40,351	(84,001)	(40,351)	—	—	—	—
Other long-term liabilities	—	—	3,969	1,327	—	—	5,296	—	—	5,296
Deferred tax liabilities	(2,590)	6,793	(143)	6,800	—	—	10,860	—	—	10,860
Liabilities from discontinued operations	—	—	—	9,487	—	—	9,487	—	—	9,487
Total liabilities	76,114	952,977	(164,031)	78,053	37,679	(40,351)	940,441	(87,846)	—	852,595
Stockholders' equity	(84,889)	(44,163)	586,885	205,247	136,898	(884,867)	(84,889)	7,136	84,889	7,136
Total liabilities and stockholders' equity	$(8,775)	$908,814	$422,854	$283,300	$174,577	$(925,218)	$855,552	$(80,710)	$84,889	$859,731
(1) Consolidating schedules presented separately for (i) CFTC as the issuer of the 12.00% Senior Secured Notes that were redeemed in August 2018, (ii) CURO Intermediate as the issuer of the 10.75% Senior Secured Notes that were redeemed in February 2017 and (iii) U.S. SPV as the issuer of the Non-Recourse U.S. SPV Facility that was extinguished in October 2018.

Condensed Income Statement
Condensed Consolidating Statements of Operations

	Year Ended December 31, 2018
(in thousands)	Subsidiary Guarantors	Subsidiary Non-Guarantors	Canada SPV	CURO	Eliminations	CURO Consolidated
Revenue	$853,141	$163,467	$28,465	$—	$—	$1,045,073
Provision for losses	348,611	39,644	33,345	—	—	421,600
Net revenue	504,530	123,823	(4,880)	—	—	623,473
Cost of providing services:
Salaries and benefits	71,447	35,307	—	—	—	106,754
Occupancy	30,797	22,887	—	—	—	53,684
Office	21,285	5,248	—	—	—	26,533
Other store operating expenses	47,341	4,328	—	—	—	51,669
Advertising	48,832	10,531	—	—	—	59,363
Total cost of providing services	219,702	78,301	—	—	—	298,003
Gross Margin	284,828	45,522	(4,880)	—	—	325,470
Operating (income) expense:
Corporate, district and other	103,509	19,603	38	9,251	—	132,401
Intercompany management fee	(11,516)	11,500	16	—	—	—
Interest expense	59,949	94	3,907	20,432	—	84,382
Loss on extinguishment of debt	90,569	—	—	—	—	90,569
Goodwill impairment charges	—	—	—	—	—	—
Impairment charges on intangible assets and property and equipment	—	—	—	—	—	—
Intercompany interest (income) expense	(4,126)	4,126	—	—	—	—
Total operating expense	238,385	35,323	3,961	29,683	—	307,352
Net income (loss) before income taxes	46,443	10,199	(8,841)	(29,683)	—	18,118
Provision for income tax expense (benefit)	5,805	2,471	—	(6,617)	—	1,659
Net income (loss) from continuing operations	40,638	7,728	(8,841)	(23,066)	—	16,459
Loss from discontinued operations	—	(38,512)	—	—	—	(38,512)
Net income (loss)	40,638	(30,784)	(8,841)	(23,066)	—	(22,053)
Equity in net income (loss) of subsidiaries:
CFTC	—	—	—	39,525	(39,525)	—
Guarantor Subsidiaries	40,638	—	—	—	(40,638)	—
Non-Guarantor Subsidiaries	(30,784)	—	—	—	30,784	—
SPV Subs	(8,841)	—	—	—	8,841	—
Net income (loss) attributable to CURO	$41,651	$(30,784)	$(8,841)	$16,459	$(40,538)	$(22,053)

	Year Ended December 31, 2017
(in thousands)	CFTC (1)	CURO Intermediate (1)	Subsidiary Guarantors	Subsidiary Non-Guarantors	SPV Subs (1)	Eliminations	CFTC Consolidated	CURO	Eliminations	CURO Consolidated
Revenue	$—	$—	$465,170	$186,408	$272,559	$—	$924,137	$—	$—	$924,137
Provision for losses	—	—	164,068	45,075	103,423	—	312,566	—	—	312,566
Net revenue	—	—	301,102	141,333	169,136	—	611,571	—	—	611,571
Cost of providing services:
Salaries and benefits	—	—	69,927	34,176	—	—	104,103	—	—	104,103
Occupancy	—	—	31,393	22,175	—	—	53,568	—	—	53,568
Office	—	—	16,884	2,819	—	—	19,703	—	—	19,703
Other store operating expenses	—	—	48,163	3,798	508	—	52,469	—	—	52,469
Advertising	—	—	36,148	10,415	—	—	46,563	—	—	46,563
Total cost of providing services	—	—	202,515	73,383	508	—	276,406	—	—	276,406
Gross Margin	—	—	98,587	67,950	168,628	—	335,165	—	—	335,165
Operating (income) expense:
Corporate, district and other	7,549	(25)	108,901	16,952	451	—	133,828	3,927	—	137,755
Intercompany management fee	—	—	(21,849)	12,078	9,771	—	—	—	—	—
Interest expense	55,809	9,613	(124)	201	13,887	—	79,386	3,310	—	82,696
Loss on extinguishment of debt	—	11,884	—	—	—	—	11,884	574	—	12,458
Restructuring costs	—	—	—	—	—	—	—	—	—	—
Intercompany interest (income) expense	—	(3,556)	(678)	4,234	—	—	—	—	—	—
Total operating expense	63,358	17,916	86,250	33,465	24,109	—	225,098	7,811	—	232,909
Net income (loss) before income taxes	(63,358)	(17,916)	12,337	34,485	144,519	—	110,067	(7,811)	—	102,256
Provision for income tax expense (benefit)	(24,077)	72,289	(13,752)	10,372	—	—	44,832	(3,185)	—	41,647
Net income (loss) from continuing operations	(39,281)	(90,205)	26,089	24,113	144,519	—	65,235	(4,626)	—	60,609
Loss from discontinued operations	—	—	—	(11,456)	—	—	(11,456)	—	—	(11,456)
Net income (loss)	(39,281)	(90,205)	26,089	12,657	144,519	—	53,779	(4,626)	—	49,153
Equity in net income (loss) of subsidiaries:
CFTC	—	—	—	—	—	—	—	53,779	(53,779)	—
CURO Intermediate	(90,205)	—	—	—	—	90,205	—	—	—	—
Guarantor Subsidiaries	26,089	—	—	—	—	(26,089)	—	—	—	—
Non-Guarantor Subsidiaries	12,657	—	—	—	—	(12,657)	—	—	—	—
SPV Subs	144,519	—	—	—	—	(144,519)	—	—	—	—
Net income (loss) attributable to CURO	$53,779	$(90,205)	$26,089	$12,657	$144,519	$(93,060)	$53,779	$49,153	$(53,779)	$49,153
(1) Consolidating schedules presented separately for (i) CFTC as the issuer of the 12.00% Senior Secured Notes that were redeemed in August 2018, (ii) CURO Intermediate as the issuer of the 10.75% Senior Secured Notes that were redeemed in February 2017 and (iii) U.S. SPV as the issuer of the Non-Recourse U.S. SPV Facility that was extinguished in October 2018.

	Year Ended December 31, 2016
(in thousands)	CFTC (1)	CURO Intermediate (1)	Subsidiary Guarantors	Subsidiary Non-Guarantors	SPV Subs (1)	Eliminations	CFTC Consolidated	CURO	Eliminations	CURO Consolidated
Revenue	$—	$—	$581,820	$188,079	$24,977	$—	$794,876	$—	$—	$794,876
Provision for losses	—	—	176,546	39,916	31,203	—	247,665	—	—	247,665
Net revenue	—	—	405,274	148,163	(6,226)	—	547,211	—	—	547,211
Cost of providing services:
Salaries and benefits	—	—	69,549	33,181	—	—	102,730	—	—	102,730
Occupancy	—	—	31,451	21,315	—	—	52,766	—	—	52,766
Office	—	—	15,883	2,892	—	—	18,775	—	—	18,775
Other store operating expenses	—	—	47,491	3,441	6	—	50,938	—	—	50,938
Advertising	—	—	30,340	8,695	—	—	39,035	—	—	39,035
Total cost of providing services	—	—	194,714	69,524	6	—	264,244	—	—	264,244
Gross Margin	—	—	210,560	78,639	(6,232)	—	282,967	—	—	282,967
Operating (income) expense:
Corporate, district and other	1,898	338	85,452	17,579	—	—	105,267	446	—	105,713
Intercompany management fee	—	—	(10,827)	10,827	—	—	—	—	—	—
Interest expense	—	47,684	2	85	864	—	48,635	15,726	—	64,361
Intercompany Interest (income) expense	—	(3,822)	(1,319)	4,602	539	—	—	—	—	—
Loss on extinguishment of debt	—	(6,991)	—	—	—	—	(6,991)	—	—	(6,991)
Restructuring costs	—	—	1,726	898	—	—	2,624	—	—	2,624
Total operating expense	1,898	37,209	75,034	33,991	1,403	—	149,535	16,172	—	165,707
Net income (loss) before income taxes	(1,898)	(37,209)	135,526	44,648	(7,635)	—	133,432	(16,172)	—	117,260
Provision for income tax (benefit) expense	(682)	21,687	14,543	12,662	—	—	48,210	(6,594)	—	41,616
Net income (loss) from continuing operations	(1,216)	(58,896)	120,983	31,986	(7,635)	—	85,222	(9,578)	—	75,644
Loss from discontinued operations, net of tax	—	—	—	(10,200)	—	—	(10,200)	—	—	(10,200)
Net Income (loss)	(1,216)	(58,896)	120,983	21,786	(7,635)	—	75,022	(9,578)	—	65,444
Equity in net income (loss) of subsidiaries:
CFTC	—	—	—	—	—	—	—	75,022	(75,022)	—
CURO Intermediate	(58,896)	—	—	—	—	58,896	—	—	—	—
Guarantor Subsidiaries	120,983	—	—	—	—	(120,983)	—	—	—	—
Non-Guarantor Subsidiaries	31,986	—	—	—	—	(31,986)	—	—	—	—
SPV Subs	(7,635)	—	—	—	—	7,635	—	—	—	—
Net income (loss) attributable to CURO	$85,222	$(58,896)	$120,983	$21,786	$(7,635)	$(86,438)	$75,022	$65,444	$(75,022)	$65,444
(1) Consolidating schedules presented separately for (i) CFTC as the issuer of the 12.00% Senior Secured Notes that were redeemed in August 2018, (ii) CURO Intermediate as the issuer of the 10.75% Senior Secured Notes that were redeemed in February 2017 and (iii) U.S. SPV as the issuer of the Non-Recourse U.S. SPV Facility that was extinguished in October 2018.

Condensed Cash Flow Statement
Condensed Consolidating Statements of Cash Flows

	Year Ended December 31, 2018
(in thousands)	Subsidiary Guarantors	Subsidiary Non-Guarantors	Canada SPV	CURO	Eliminations	CURO Consolidated
Cash flows from operating activities:
Net cash provided by (used in) continuing operating activities	$1,104,821	$16,308	$72,648	$(674,290)	$4,169	$523,656
Net cash provided by discontinued operating activities	—	10,808	—	—	—	10,808
Net cash provided by (used in) operating activities	1,104,821	27,116	72,648	(674,290)	4,169	534,464
Cash flows from investing activities:
Purchase of property, equipment and software	(11,105)	(2,928)	—	—	—	(14,033)
Originations of loans, net	(398,542)	(7,228)	(172,193)	—	—	(577,963)
Cash paid for Zibby Investment	(958)	—	—	—	—	(958)
Net cash used in continuing investing activities	(410,605)	(10,156)	(172,193)	—	—	(592,954)
Net cash used in discontinued investing activities	—	(27,891)	—	—	—	(27,891)
Net cash used in investing activities	(410,605)	(38,047)	(172,193)	—	—	(620,845)
Cash flows from financing activities:
Proceeds from Non-Recourse U.S. SPV facility and ABL facility	17,000	—	—	—	—	17,000
Payments on Non-Recourse U.S. SPV facility and ABL facility	(141,590)	—	—	—	—	(141,590)
Proceeds from Non-Recourse Canada SPV facility	—	—	117,157	—	—	117,157
Payments on 12.00% Senior Secured Notes	(605,000)	—	—	—	—	(605,000)
Proceeds from issuance of 8.25% Senior Secured Notes	—	—	—	690,000	—	690,000
Payments of call premiums from early debt extinguishments	(69,650)	—	—	—	—	(69,650)
Debt issuance costs paid	(232)	—	(4,529)	(13,848)	—	(18,609)
Proceeds from revolving credit facilities	87,000	44,902	—	—	—	131,902
Payments on revolving credit facilities	(67,000)	(44,902)	—	—	—	(111,902)
Proceeds from exercise of stock options	559	—	—	—	—	559
Payments to net share settle RSU's	—	—	—	(1,942)	—	(1,942)
Net proceeds from issuance of common stock	11,167	—	—	—	—	11,167
Net cash (used in) provided by financing activities	(767,746)	—	112,628	674,210	—	19,092
Effect of exchange rate changes on cash and restricted cash	—	(2,933)	(243)	—	(4,169)	(7,345)
Net (decrease) increase in cash and restricted cash	(73,530)	(13,864)	12,840	(80)	—	(74,634)
Cash and restricted cash at beginning of period	125,927	48,484	—	80	—	174,491
Cash and restricted cash at end of period	52,397	34,620	12,840	—	—	99,857
Cash and restricted cash of discontinued operations at end of period	—	13,243	—	—	—	13,243
Cash and restricted cash of continuing operations at end of period	$52,397	$21,377	$12,840	$—	$—	$86,614

	Year Ended December 31, 2017
(in thousands)	CFTC (1)	CURO Intermediate (1)	Subsidiary Guarantors	Subsidiary Non-Guarantors	SPV Subs (1)	Eliminations	CFTC Consolidated	CURO	CURO Consolidated
Cash flows from operating activities:
Net cash (used in) provided by continuing operating activities	$(264,670)	$447,027	$175,213	$59,307	$98,075	$(3,514)	$511,438	$(86,200)	$425,238
Net cash provided by discontinued operating activities	—	—	—	9,666	—	—	9,666	—	9,666
Net cash (used in) provided by operating activities	(264,670)	447,027	175,213	68,973	98,075	(3,514)	521,104	(86,200)	434,904
Cash flows from investing activities:
Purchase of property, equipment and software	—	—	(7,406)	(1,311)	—	—	(8,717)	—	(8,717)
Originations of loans, net	—	—	(177,687)	(74,833)	(150,253)	—	(402,773)	—	(402,773)
Cash paid for Zibby Investment	(5,600)	—	—	—	—	—	(5,600)	—	(5,600)
Net cash used in continuing investing activities	(5,600)	—	(185,093)	(76,144)	(150,253)	—	(417,090)	—	(417,090)
Net cash used in discontinued investing activities	—	—	—	(15,761)	—	—	(15,761)	—	(15,761)
Net cash used in investing activities	(5,600)	—	(185,093)	(91,905)	(150,253)	—	(432,851)	—	(432,851)
Cash flows from financing activities:
Proceeds from Non-Recourse U.S. SPV facility and ABL facility	—	1,590	—	—	58,540	—	60,130	—	60,130
Payments on Non-Recourse U.S. SPV facility and ABL facility	—	(24,996)	—	—	(2,261)	—	(27,257)	—	(27,257)
Proceeds from issuance of 12.00% Senior Secured Notes	601,054	—	—	—	—	—	601,054	—	601,054
Proceeds from revolving credit facilities	35,000	—	—	8,084	—	—	43,084	—	43,084
Payments on revolving credit facilities	(35,000)	—	—	(8,084)	—	—	(43,084)	—	(43,084)
Payments on 10.75% Senior Secured Notes	—	(426,034)	—	—	—	—	(426,034)	—	(426,034)
Dividends (paid) received to/from CURO Group Holdings Corp.	(312,083)	—	—	—	—	—	(312,083)	312,083	—
Payments on Cash Pay Senior Notes	—	—	—	—	—	—	—	(125,000)	(125,000)
Dividends paid to stockholders	—	—	—	—	—	—	—	(182,000)	(182,000)
Proceeds from issuance of common stock	—	—	—	—	—	—	—	81,117	81,117
Debt issuance costs paid	(18,701)	—	—	—	—	—	(18,701)	—	(18,701)
Net cash provided by (used in) financing activities	270,270	(449,440)	—	—	56,279	—	(122,891)	86,200	(36,691)
Effect of exchange rate changes on cash and restricted cash	—	—	—	4,262	—	3,514	7,776	—	7,776
Net (decrease) increase in cash and restricted cash	—	(2,413)	(9,880)	(18,670)	4,101	—	(26,862)	—	(26,862)
Cash and restricted cash at beginning of period	—	2,413	128,936	67,154	2,770	—	201,273	80	201,353
Cash and restricted cash at end of period	—	—	119,056	48,484	6,871	—	174,411	80	174,491
Cash and restricted cash of discontinued operations at end of period	—	—	—	12,460	—	—	12,460	—	12,460
Cash and restricted cash of continuing operations at end of period	$—	$—	$119,056	$36,024	$6,871	$—	$161,951	$80	$162,031
(1) Consolidating schedules presented separately for (i) CFTC as the issuer of the 12.00% Senior Secured Notes that were redeemed in August 2018, (ii) CURO Intermediate as the issuer of the 10.75% Senior Secured Notes that were redeemed in February 2017 and (iii) U.S. SPV as the issuer of the Non-Recourse U.S. SPV Facility that was extinguished in October 2018.

	Year Ended December 31, 2016
(in thousands)	CFTC (1)	CURO Intermediate (1)	Subsidiary Guarantors	Subsidiary Non-Guarantors	SPV Subs (1)	Eliminations	CFTC Consolidated	CURO	CURO Consolidated
Cash flows from operating activities:
Net cash provided by (used in) continuing operating activities	$20	$29,400	$157,903	$95,600	$47,899	$(627)	$330,195	$(1,402)	$328,793
Net cash provided by discontinued operating activities	—	—	—	566	—	—	566	—	566
Net cash provided by (used in) operating activities	20	29,400	157,903	96,166	47,899	(627)	330,761	(1,402)	329,359
Cash flows from investing activities:
Purchase of property, equipment and software	(20)	—	(10,105)	(5,872)	—	—	(15,997)	—	(15,997)
Originations of loans, net	—	—	(81,711)	(56,764)	(131,500)	—	(269,975)	—	(269,975)
Net cash used in continuing investing activities	(20)	—	(91,816)	(62,636)	(131,500)	—	(285,972)	—	(285,972)
Net cash used in discontinued investing activities	—	—	—	(11,701)	—	—	(11,701)	—	(11,701)
Net cash used in investing activities	(20)	—	(91,816)	(74,337)	(131,500)	—	(297,673)	—	(297,673)
Cash flows from financing activities:
Proceeds from credit facility	—	30,000	—	—	—	—	30,000	—	30,000
Payments on credit facility	—	(38,050)	—	—	—	—	(38,050)	—	(38,050)
Deferred financing costs	—	—	—	—	(5,346)	—	(5,346)	—	(5,346)
Proceeds from Non-Recourse U.S. SPV Facility and ABL facility	—	—	—	—	91,717	—	91,717	—	91,717
Purchase of May 2011 Senior Secured notes	—	(18,939)	—	—	—	—	(18,939)	—	(18,939)
Net cash (used in) provided by financing activities	—	(26,989)	—	—	86,371	—	59,382	—	59,382
Effect of exchange rate changes on cash and restricted cash	—	—	—	(2,666)	—	627	(2,039)	—	(2,039)
Net increase (decrease) in cash and restricted cash	—	2,411	66,087	19,163	2,770	—	90,431	(1,402)	89,029
Cash and restricted cash at beginning of period	—	2	62,849	47,991	—	—	110,842	1,482	112,324
Cash and restricted cash at end of period	—	2,413	128,936	67,154	2,770	—	201,273	80	201,353
Cash and restricted cash of discontinued operations at end of period	—	—	—	14,029	—	—	14,029	—	14,029
Cash and restricted cash of continuing operations at end of period	$—	$2,413	$128,936	$53,125	$2,770	$—	$187,244	$80	$187,324
(1) Consolidating schedules presented separately for (i) CFTC as the issuer of the 12.00% Senior Secured Notes that were redeemed in August 2018, (ii) CURO Intermediate as the issuer of the 10.75% Senior Secured Notes that were redeemed in February 2017 and (iii) U.S. SPV as the issuer of the Non-Recourse U.S. SPV Facility that was extinguished in October 2018.